Investment Securities -- Contractual Maturities of AFS Investment Securities (Details 5) (10-Q) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015
Fair Value
Due in 1 year or less	$ 152	$ 170
Due after 1 year through 5 years	623	602
Due after 5 years through 10 years	378	419
Due after 10 years	208	185
Mortgage-backed, asset-backed, and collateralized securities	276	315
Fair Value	1,637	1,691
Amortized Cost
Due in 1 year or less	152	170
Due after 1 year through 5 years	615	607
Due after 5 years through 10 years	361	424
Due after 10 years	200	195
Mortgage-backed, asset-backed, and collateralized securities	274	316
Total	$ 1,602	$ 1,712